INVENTORIES	9 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	INVENTORIES
	Dec. 31,	March 31,
	2016	2016
	$	$
Raw Materials	169,173	-
Work in Progress	25,400	-
	194,573	-

During the period ended December 31, 2016, $43,009 of inventory has been written off as it is not expected to be used as a result of the introduction of new versions of existing InMotion products as well as $129,416, which was provided for due to an interim sample count on inventory at December 31, 2016.